Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	16 Months Ended	19 Months Ended	50 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000240569
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.81%)	13.60%		10.70%
C000220892
Average Annual Return [Line Items]
Average Annual Return, Percent	2.69%	15.91%			0.21%
C000242836
Average Annual Return [Line Items]
Average Annual Return, Percent	5.93%	28.04%	15.38%
C000220889
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.61%)	16.76%			7.18%
C000004880
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.03%)	0.80%				3.48%	3.07%
C000004882
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.03%)	4.71%				3.85%	3.04%
Without Sales Load [Member] | C000240570
Average Annual Return [Line Items]
Average Annual Return, Percent	2.74%	20.28%		14.82%
Without Sales Load [Member] | C000240569
Average Annual Return [Line Items]
Average Annual Return, Percent	2.57%	19.89%		14.52%
Without Sales Load [Member] | C000240571
Average Annual Return [Line Items]
Average Annual Return, Percent	2.75%	20.21%		14.85%
Without Sales Load [Member] | C000220890
Average Annual Return [Line Items]
Average Annual Return, Percent	8.46%	22.49%			1.75%
Without Sales Load [Member] | C000220892
Average Annual Return [Line Items]
Average Annual Return, Percent	8.37%	22.33%			1.50%
Without Sales Load [Member] | C000220891
Average Annual Return [Line Items]
Average Annual Return, Percent	8.48%	22.54%			1.79%
Without Sales Load [Member] | C000242837
Average Annual Return [Line Items]
Average Annual Return, Percent	11.96%	35.44%	20.34%
Without Sales Load [Member] | C000242836
Average Annual Return [Line Items]
Average Annual Return, Percent	11.80%	35.14%	20.05%
Without Sales Load [Member] | C000242835
Average Annual Return [Line Items]
Average Annual Return, Percent	11.97%	35.49%	20.37%
Without Sales Load [Member] | C000220887
Average Annual Return [Line Items]
Average Annual Return, Percent	5.05%	23.61%			8.83%
Without Sales Load [Member] | C000220889
Average Annual Return [Line Items]
Average Annual Return, Percent	4.90%	23.23%			8.56%
Without Sales Load [Member] | C000220888
Average Annual Return [Line Items]
Average Annual Return, Percent	5.06%	23.67%			8.89%
Without Sales Load [Member] | C000004878
Average Annual Return [Line Items]
Average Annual Return, Percent	1.41%	6.74%				4.90%	3.93%
Without Sales Load [Member] | C000004879
Average Annual Return [Line Items]
Average Annual Return, Percent	1.35%	6.48%				4.63%	3.65%
Without Sales Load [Member] | C000004880
Average Annual Return [Line Items]
Average Annual Return, Percent	1.29%	6.39%				4.61%	3.62%
Without Sales Load [Member] | C000004882
Average Annual Return [Line Items]
Average Annual Return, Percent	0.97%	5.70%				3.85%	3.04%
Without Sales Load [Member] | C000173964
Average Annual Return [Line Items]
Average Annual Return, Percent	1.48%	6.83%				5.04%	3.97%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex-China Index
Average Annual Return, Percent	5.88%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		27.19%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent				16.16%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex-China Index
Average Annual Return, Percent	5.88%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		27.19%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent				16.16%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex-China Index
Average Annual Return, Percent	5.88%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		27.19%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent				16.16%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	8.59%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		25.32%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent					2.77%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	8.59%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		25.32%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent					2.77%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	8.59%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		25.32%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent					2.77%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	10.87%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		32.79%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent			18.38%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	10.87%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		32.79%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent			18.38%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	10.87%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		32.79%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent			18.38%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	3.66%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		22.97%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent					7.63%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	3.66%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		22.97%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent					7.63%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	3.66%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		22.97%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent					7.63%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	10.87%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		32.79%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent						11.08%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent							9.06%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	10.87%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		32.79%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent						11.08%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent							9.06%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	10.87%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		32.79%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent						11.08%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent							9.06%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	10.87%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		32.79%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent						11.08%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent							9.06%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	10.87%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		32.79%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent						11.08%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent							9.06%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Treasury Bond Index
Average Annual Return, Percent	3.60%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		5.78%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent						1.29%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent							1.32%
FR Notes - Benchmark total return 6 months w/o sales charge - 3
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	2.66%
FR Notes - Benchmark total return 1 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent		5.39%
FR Notes - Benchmark total return 5 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent						2.36%
FR Notes - Benchmark total return 10 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent							1.69%
FR Notes - Benchmark total return 6 months w/o sales charge - 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name	25% MSCI ACWI Index/75% Bloomberg 1-3 Year Treasury Bond Index
Average Annual Return, Percent	5.39%
FR Notes - Benchmark total return 1 year - 4
Average Annual Return [Line Items]
Average Annual Return, Percent		12.11%
FR Notes - Benchmark total return 5 year - 4
Average Annual Return [Line Items]
Average Annual Return, Percent						3.95%
FR Notes - Benchmark total return 10 year - 4
Average Annual Return [Line Items]
Average Annual Return, Percent							3.41%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Treasury Bond Index
Average Annual Return, Percent	3.60%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		5.78%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent						1.29%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent							1.32%
FR Notes - Benchmark total return 6 months w/o sales charge - 3
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	2.66%
FR Notes - Benchmark total return 1 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent		5.39%
FR Notes - Benchmark total return 5 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent						2.36%
FR Notes - Benchmark total return 10 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent							1.69%
FR Notes - Benchmark total return 6 months w/o sales charge - 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name	25% MSCI ACWI Index/75% Bloomberg 1-3 Year Treasury Bond Index
Average Annual Return, Percent	5.39%
FR Notes - Benchmark total return 1 year - 4
Average Annual Return [Line Items]
Average Annual Return, Percent		12.11%
FR Notes - Benchmark total return 5 year - 4
Average Annual Return [Line Items]
Average Annual Return, Percent						3.95%
FR Notes - Benchmark total return 10 year - 4
Average Annual Return [Line Items]
Average Annual Return, Percent							3.41%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Treasury Bond Index
Average Annual Return, Percent	3.60%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		5.78%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent						1.29%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent							1.32%
FR Notes - Benchmark total return 6 months w/o sales charge - 3
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	2.66%
FR Notes - Benchmark total return 1 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent		5.39%
FR Notes - Benchmark total return 5 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent						2.36%
FR Notes - Benchmark total return 10 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent							1.69%
FR Notes - Benchmark total return 6 months w/o sales charge - 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name	25% MSCI ACWI Index/75% Bloomberg 1-3 Year Treasury Bond Index
Average Annual Return, Percent	5.39%
FR Notes - Benchmark total return 1 year - 4
Average Annual Return [Line Items]
Average Annual Return, Percent		12.11%
FR Notes - Benchmark total return 5 year - 4
Average Annual Return [Line Items]
Average Annual Return, Percent						3.95%
FR Notes - Benchmark total return 10 year - 4
Average Annual Return [Line Items]
Average Annual Return, Percent							3.41%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Treasury Bond Index
Average Annual Return, Percent	3.60%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		5.78%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent						1.29%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent							1.32%
FR Notes - Benchmark total return 6 months w/o sales charge - 3
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	2.66%
FR Notes - Benchmark total return 1 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent		5.39%
FR Notes - Benchmark total return 5 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent						2.36%
FR Notes - Benchmark total return 10 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent							1.69%
FR Notes - Benchmark total return 6 months w/o sales charge - 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name	25% MSCI ACWI Index/75% Bloomberg 1-3 Year Treasury Bond Index
Average Annual Return, Percent	5.39%
FR Notes - Benchmark total return 1 year - 4
Average Annual Return [Line Items]
Average Annual Return, Percent		12.11%
FR Notes - Benchmark total return 5 year - 4
Average Annual Return [Line Items]
Average Annual Return, Percent						3.95%
FR Notes - Benchmark total return 10 year - 4
Average Annual Return [Line Items]
Average Annual Return, Percent							3.41%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Treasury Bond Index
Average Annual Return, Percent	3.60%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		5.78%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent						1.29%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent							1.32%
FR Notes - Benchmark total return 6 months w/o sales charge - 3
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	2.66%
FR Notes - Benchmark total return 1 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent		5.39%
FR Notes - Benchmark total return 5 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent						2.36%
FR Notes - Benchmark total return 10 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent							1.69%
FR Notes - Benchmark total return 6 months w/o sales charge - 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name	25% MSCI ACWI Index/75% Bloomberg 1-3 Year Treasury Bond Index
Average Annual Return, Percent	5.39%
FR Notes - Benchmark total return 1 year - 4
Average Annual Return [Line Items]
Average Annual Return, Percent		12.11%
FR Notes - Benchmark total return 5 year - 4
Average Annual Return [Line Items]
Average Annual Return, Percent						3.95%
FR Notes - Benchmark total return 10 year - 4
Average Annual Return [Line Items]
Average Annual Return, Percent							3.41%